Income Taxes (Tables) - Applied Digital Cloud Corporation [Member]	12 Months Ended
May 31, 2025
Restructuring Cost and Reserve [Line Items]
Schedule of Income Taxes Expenses

Income tax expense for the fiscal years ended May 31, 2025 and 2024 consisted of the following (in thousands):

	May 31, 2025	May 31, 2024
Current expense (benefit)
Federal	$—	$—
Foreign	—	—
State	—	—
Total current expense	$—	—
Deferred expense (benefit)
Federal	$—	—
Foreign	—	—
State	—	—
Total deferred (benefit) expense	—	—
Total income tax (benefit) expense	$—	$—

Schedule of Effective Income Tax Rate

The following table reconciles the statutory rate to our effective tax rate for the fiscal years ended May 31, 2025 and 2024:

	May 31, 2025	May 31, 2024
Expected income tax rate at the U.S. statutory rate	21.0%	21.0%
Stock-based compensation	0.1%	4.4%
State income taxes, net of federal tax benefit	4.4%	4.4%
Change in valuation allowance	(25.5)%	(29.8)%
Effective income tax rate	—%	—%

Schedule of Deferred Tax Assets and Liabilities

	May 31, 2025	May 31, 2024
Deferred tax assets
Net operating loss	$43,712	$25,252
Lease liability	18,903	32,920
Interest disallowance carryforward	6,800	2,420
Other	(305)	190
Deferred tax assets, gross	69,110	60,782
Less: valuation allowance	(41,228)	(22,726)
Total deferred tax assets, net	$27,882	$38,056

Deferred tax liabilities
Property and equipment	$(4,702)	$527
Right of use assets	(23,180)	(38,583)
Total deferred tax liability, net	(27,882)	(38,056)
Net deferred tax asset	$—	$—